Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Advantage Small Cap Core Fund	May 31, 2026 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	316
Expense Example, with Redemption, 10 Years	718
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	598
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	1,582
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	512
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	$ 1,770